1. NATURE OF OPERATIONS (Details)	12 Months Ended
Dec. 31, 2025
Details
Entity Incorporation, Date of Incorporation	Jul. 30, 2019
Entity Address, Address Line One	489 McDougall Street
Entity Address, City or Town	Matheson
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	P0K 1N0
Trading Symbol	MINE